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                              MONEYMART ASSETS, INC.
                              Gateway Center Three
                               100 Mulberry Street
                            Newark, New Jersey 07102



                                                              February 27, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re: MONEYMART ASSETS, INC.
          1933 ACT FILE NO.: 2-55301
          1940 ACT FILE NO.: 811-2619


Dear Sir or Madam:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on February 27, 2004.

    If you have any questions concerning this filing, please contact Jonathan
D. Shain at (973) 802-6469.

Very truly yours,

                                      /s/ Jonathan D. Shain
                                      ---------------------
                                      Jonathan D. Shain
                                      Secretary